UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      	December 31, 2010
Check here if Amendment [ ]; 				Amendment Number:

This Amendment: 	[ ] is a restatement.
                	[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Sustainable Growth Advisers, LP
Address:     301 Tresser Blvd.
	     Suite 1310
	     Stamford, CT  06901


Form 13F File Number: 28-11076
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:        	Barbara C. Fletcher
Title:       	Director of Portfolio Administration
Phone:       	203-348-4742

Signature, Place, and Date of Signing:

Barbara C. Fletcher              Stamford, CT. 06901           	01/11/11
------------------------------   --------------------         	--------
Signature                        City, State                   	Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT
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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

List of Other Included Managers:

Russell Funds:	13F file Number:	28-01190


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                                                    FORM 13F INFORMATION TABLE
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NAME	                        TITLE	     CUSIP	VALUE	  SHARES	 INVSTMT  OTHER	         VOTING	AUTHORITY
OF ISSUER	                OF CLASS     NUMBER	X($1,000)	         DSCRETN  MANAGERS SOLE	         NONE

Amazon.com Inc.			COMMON STOCK	023135106 58,126   322,924	   x		   286,494	 36,430
Apple Inc.			COMMON STOCK	037833100 66,466   206,057	   x		   185,874	 20,183
Automatic Data Processing, Inc.	COMMON STOCK	053015103 61,694 1,333,068	   x		 1,195,938	137,130
Cerner Corp.			COMMON STOCK	156782104 66,257   699,351	   x		   630,361	 68,990
Coca Cola Company		COMMON STOCK	191216100 58,912   895,726	   x		   795,276	100,450
Colgate Palmolive Co.		COMMON STOCK	194162103    466     5,800	   x		     5,800	      0
Costco Wholesale Corp.		COMMON STOCK	22160K105    325     4,500	   x		     4,500	      0
Dentsply International Inc.	COMMON STOCK	249030107    506    14,800	   x		    14,800	      0
Ebay Inc.			COMMON STOCK	278642103 45,723 1,642,930	   x		 1,455,470	187,460
Ecolab Inc.			COMMON STOCK	278865100 42,499   842,901	   x		   747,721	 95,180
Fastenal Co.			COMMON STOCK	311900104 68,024 1,135,441	   x		 1,021,411	114,030
FedEx Corp.			COMMON STOCK	31428X106 61,026   656,125	   x		   589,245	 66,880
Google Inc.			COMMON STOCK	38259P508 44,463    74,857	   x		    66,646	  8,211
Intuitive Surgical Inc.		COMMON STOCK	46120E602 27,499   106,687	   x		    94,797	 11,890
Johnson & Johnson		COMMON STOCK	478160104 27,201   439,792	   x		   390,307	 49,485
Juniper Networks, Inc.		COMMON STOCK	48203R104 51,070 1,383,259	   x		 1,238,109	145,150
Lowe's Co. Inc.			COMMON STOCK	548661107 67,788 2,702,869	   x		 2,438,379	264,490
Microsoft Corp.			COMMON STOCK	594918104 44,363 1,589,513	   x		 1,410,748	178,765
Monsanto Co.			COMMON STOCK	61166W101 31,565   453,253	   x		   402,523	 50,730
National Oilwell Varco, Inc.	COMMON STOCK	637071101 69,984 1,040,657	   x		   939,157	101,500
Novo-Nordisk ADR		COMMON STOCK	670100205 22,327   198,340	   x		   176,270	 22,070
Oracle Corp.			COMMON STOCK	68389X105 59,907 1,913,969	   x		 1,702,109	211,860
Pepsico Inc.			COMMON STOCK	713448108 40,431   618,877	   x		   548,385	 70,492
Qualcomm Inc.			COMMON STOCK	747525103 39,153   791,123	   x		   699,203	 91,920
Red Hat Inc.			COMMON STOCK	756577102 28,382   621,726	   x		   552,046	 69,680
Schlumberger Ltd		COMMON STOCK	806857108 46,458   556,388	   x		   494,448	 61,940
Staples Inc.			COMMON STOCK	855030102 67,942 2,983,828	   x		 2,696,248	287,580
Starbucks Corporation		COMMON STOCK	855244109 48,345 1,504,681	   x		 1,335,581	169,100
State Street Corp.		COMMON STOCK	857477103 68,631 1,481,037	   x		 1,335,492	145,545
Stryker Corp.			COMMON STOCK	863667101 51,399   957,156	   x		   867,576	 89,580
Teva Pharmaceuticals Ind. ADR	COMMON STOCK	881624209 59,375 1,138,976	   x		 1,031,976	107,000
Visa Inc.			COMMON STOCK	92826C839 67,500   959,079	   x		   861,417	 97,662
VistaPrint N.V.			COMMON STOCK	N93540107 27,057   588,194	   x		   522,204	 65,990

Total						       1,520,864



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